Average Annual Total Returns{- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund Retail PRO-10 - Fidelity Global Credit Fund	Fidelity Global Credit Fund Return Before Taxes Past 1 year	Fidelity Global Credit Fund Return Before Taxes Past 5 years	Fidelity Global Credit Fund Return Before Taxes Since Inception		Fidelity Global Credit Fund After Taxes on Distributions Past 1 year	Fidelity Global Credit Fund After Taxes on Distributions Past 5 years	Fidelity Global Credit Fund After Taxes on Distributions Since Inception		Fidelity Global Credit Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global Credit Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global Credit Fund After Taxes on Distributions and Sales Since Inception		LB324 Past 1 year	LB324 Past 5 years	LB324 Since Inception		IXZM6 Past 1 year	IXZM6 Past 5 years	IXZM6 Since Inception
Total	(0.63%)	5.49%	2.53%	[1]	(1.55%)	4.50%	1.75%	[1]	(0.29%)	3.86%	1.64%	[1]	(0.95%)	4.60%	4.36%	[1]	(0.95%)	4.99%	2.79%	[1]

[1]	(a)From May 22, 2012